As filed with the Securities and Exchange Commission on December 6, 2005

Registration No 333-20355

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

SEC File No 811-5563

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 25	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 117	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-7286
(Depositor’s Telephone Number, including Area Code)

Charlene Grant
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and address of agent for service)

Copies of all communications to:

Jeffrey S. Puretz, Esq.
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☒ on December 12, 2005 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on __________________, pursuant to paragraph (a)(1)

If appropriate, check the following box:

☐ This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: Interests in the Separate Account under Pacific Select Estate Preserver II Last Survivor Flexible Premium Variable Life Insurance Policies and Pacific Select Estate Preserver IV Last Survivor Flexible Premium Variable Life Insurance Policies.

Filing fee: None

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
(Included in Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-6, Accession No. 0000892569-05-000309, as filed on April 28, 2005, and in Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-6, Accession No. 0000892569-05-000629, as filed on August 10, 2005, and incorporated by reference herein.)

Supplement to Prospectus Dated May 1, 2005 for
Pacific Select Exec, Pacific Select Choice, Pacific Select Exec II, Pacific Select Performer 500, Pacific
Select Accumulator and M’s Versatile Product Flexible Premium Variable Life Insurance Policies, and
Pacific Select Estate Preserver, Pacific Select Estate Preserver II, Pacific Select Estate Preserver III,
Pacific Select Estate Preserver IV, Pacific Select Estate Preserver V and M’s Versatile Product-
Survivorship Last Survivor Flexible Premium Variable Life Insurance Policies
and Pacific Select Estate Maximizer Modified Single Premium Life Insurance Policy
(each a “policy”) Issued by Pacific Life Insurance Company (“Pacific Life”)
You’ll find an explanation of what terms mean in your policy prospectus or in the prospectuses for the funds underlying the available investment options. For more complete information on the portfolios of Pacific Select Fund, including a discussion of each portfolio’s investment techniques and the risks associated with its investments, see the accompanying supplement and the Pacific Select Fund prospectus. You should read the prospectuses carefully.

Policy basics is changing	The following replaces the first paragraph of Timing of payments, forms and requests: Effective date:

Once your policy is in force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item in proper form at the appropriate mailing address that appears on the back cover of this prospectus. Any application, premium payment, form, request or any other correspondence sent to any Pacific Life address other than to the proper mailing address appearing on the back cover, will not be deemed received in proper order and may result in a processing delay.

The Blue Chip portfolio has a new manager	Effective January 1, 2006, Loomis, Sayles & Company, L.P. will be the portfolio manager of the Blue Chip portfolio.

The name of the Blue Chip portfolio is changing	Effective January 1, 2006, the Blue Chip variable investment option will change its name to Large-Cap Growth variable investment option.

This new name reflects the change in name of the underlying portfolio of Pacific Select Fund. Throughout the prospectus or supplement thereof, any reference to the Blue Chip portfolio, variable account or variable investment option is changed to refer to the Large-Cap Growth portfolio, variable account or variable investment option.

Your investment options is changing	The following replaces the information regarding the Blue Chip portfolio in the chart appearing in Variable investment options:

PACIFIC SELECT FUND	INVESTMENT GOAL	THE PORTFOLIO'S MAIN	PORTFOLIO
PORTFOLIO		INVESTMENTS	MANAGER
Large-Cap Growth	Long-term growth of capital. (Current income is of secondary importance.)	Equity securities of large-capitalization growth companies.	Loomis, Sayles & Company, L.P.

About Pacific Life is changing	The following is added to Distribution arrangements:

We may agree to reduce or waive some or all of the policy charges and/or credit additional amounts under our policies, for a policy sold to an eligible person. An eligible person meets criteria established by us, and may include current and retired officers, directors and employees of us and our affiliates, trustees of the Pacific Select Fund, trustees of Pacific Funds, and immediate family members of such persons. We will credit additional amounts to policies owned by eligible persons if such policies are purchased directly through PSD. Under such circumstances, eligible persons will not be afforded the benefit of services of any other broker/dealer nor will commissions be payable to any broker/dealer in connection
Supplement dated December 12, 2005

with such purchases. Eligible persons must contact us directly with servicing questions, policy changes and other matters relating to their policies. The amount credited to policies owned by eligible persons will equal the reduction in expenses we enjoy by not incurring brokerage commissions in selling such policies, with the determination of the expense reduction and of such crediting being made in accordance with our administrative procedures. These credits will be added to an eligible person’s policy after the free look transfer date has occurred, or, if premiums are paid using the monthly electronic funds transfer plan, on the first policy anniversary.

     PART C. OTHER INFORMATION

Item 27. Exhibits

(1)	(a)	Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993 [1]

	(b)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws [2]

(2)	Inapplicable

(3)	(a)	Distribution Agreement Between Pacific Mutual Life Insurance Company and Pacific Equities Network [1]

	(b)	Form of Selling Agreement Between Pacific Equities Network and Various Broker-Dealers [1]

	(c)	Distribution Agreement Between Pacific Select Distributors, Inc. and T. Rowe Price Investment Services, Inc.[13]

(4)	(a)	Pacific Select Estate Preserver II Last Survivor Flexible Premium Variable Life Insurance Policy (Form 97-56) [1]

	(b)	Accelerated Living Benefit Rider (Form R92-ABR) [1]

	(c)	Policy Split Option Rider (Form R94-PSO) [1]

	(d)	Last Survivor Added Protection Benefit Rider (Form R96–LSAPB) [1]

	(e)	Individual Annual Renewable Term Rider (Form R96-ART) [1]

	(f)	Enhanced Policy Split Option Rider (Form R96-EPSO) [1]

	(g)	Fixed LT Account Endorsement [3]

	(h)	Pacific Select Estate Preserver IV Last Survivor Flexible Premium Variable Life Insurance Policy (Form 00-57)[6]

	(i)	Last Survivor Added Protection Benefit Rider (Form R00–LSAPB) [6]

	(j)	Estate Tax Repeal Rider [7]

(5)	Applications and General Questionnaire [7]

(6)	(a)	Articles of Incorporation of Pacific Life Insurance Company [2]

	(b)	Bylaws of Pacific Life Insurance Company [2]

	(c)	Restated Articles of Incorporation of Pacific Life Insurance Company

	(d)	Pacific Life Insurance Company Bylaws As Amended Effective September 1, 2005

(7)	Form of Reinsurance Contract [10]

(8)	(a)	Participation Agreement between Pacific Mutual Life Insurance Company and Pacific Select Fund [4]

	(b)	M Fund Inc. Participation Agreement with Pacific Mutual Life Insurance Company [4]

	(c)	Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 8/14/00 [7]

	(d)	Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 12/22/00 [7]

	(e)	Addendum to Participation Agreement with M Fund Inc. 8/7/00 [7]

	(f)	Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund dated 1/1/02 [9]

	(g)	Addendum to Participation Agreement with M Fund Inc. dated 12/11/01 [8]

	(h)	Addendum to Participation Agreement with M Fund Inc. dated 1/2/02 [9]

	(i)	M Fund Inc. Participation Agreement with Pacific Life Insurance Company [11]

	(j)	Addenda to M Fund, Inc. Participation Agreement dated 9/22/03 and 1/15/04 [12]

	(k)	Participation Agreement with Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III [13]

	(l)	Service Contract with Fidelity Distributors Corporation [13]

	(m)	Participation Agreement with Merrill Lynch Variable Series Fund, Inc. [14]

	(n)	Administrative Services Agreement with FAM Distributors, Inc. [13]

	(o)	Participation Agreement with T. Rowe Price Equity Series, Inc. [14]

	(p)	Administrative Services Agreement with T. Rowe Price Associates, Inc. [14]

	(q)	Participation Agreement with VanEck Worldwide Insurance Trust [14]

	(r)	Service Agreement with Van Eck Securities Corporation [13]

	(s)	Participation Agreement between Pacific Life, PSD, American Funds Insurance Series, American Funds Distributor and Capital Research And Management Company [14]

(9)	Inapplicable

(10)	Inapplicable

(11)	Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered [5]

(12)	Inapplicable

(13)	Inapplicable

(14)	(a) Consent of Independent Registered Public Accounting Firm[15]

(b) Consent of Dechert LLP[15]

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum Describing Issuance, Transfer, and Redemption Procedures [1]

(18)	Powers of Attorney [9]

[1]	Filed as part of the Registration Statement on Form S-6 EL24, filed via EDGAR on January 24, 1997, File No. 333-20355 Accession Number 0001017062-97-000074.

[2]	Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 1998, File No. 333-20355, Accession Number 0001017062-98-000897.

[3]	Filed as part of Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 filed via EDGAR on April 27, 1999, File No. 333- 20355, Accession Number 0001017062-99-000721.

[4]	Filed as part of Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 filed via EDGAR on March 1, 2000, File No. 333- 20355, Accession Number 0001017062-00-000589.

[5]	Filed as part of Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 filed via EDGAR on June 1, 2000, File No. 333- 20355, Accession Number 0001017062-00-001335.

[6]	Filed as part of Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 filed via EDGAR on July 21, 2000, File No. 333- 20355, Accession Number 0001017062-00-001533.

[7]	Filed as part of Post-Effective Amendment No. 11 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 2001, File No. 333-20355, Accession Number 0001017062-01-500068.

[8]	Filed as part of Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 filed via EDGAR on December 26, 2001, File No. 333-20355, Accession Number 0001017062-01-500972.

[9]	Filed as part of Post-Effective Amendment No. 14 to the Registration Statement on Form S-6 filed via EDGAR on April 25, 2002, File No. 333-20355, Accession Number 0001017062-02-000856.

[10]	Filed as part of Post-Effective Amendment No. 15 to the Registration Statement on Form N-6 filed via EDGAR on February 14, 2003, File No. 333-20355, Accession Number 0001017062-03-000263.

[11]	Filed as part of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 filed via EDGAR on April 29, 2003, File No. 333-20355, Accession Number 0001017062-03-000977.

[12]	Filed as part of Post-Effective Amendment No. 20 to the Registration Statement on Form N-6 filed via EDGAR on April 27, 2004, File No. 333-20355, Accession Number 0000892569-04-000537.

[13]	Filed as part of Post-Effective Amendment No. 22 to the Registration Statement on Form N-6 filed via EDGAR on February 10, 2005, File No. 333-20355, Accession Number 0000892569-05-000047.

[14]	Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 filed via EDGAR on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

[15]	Filed as part of Post-Effective Amendment No. 23 to the Registration Statement on Form N-6 filed via EDGAR on April 28, 2005, File No. 333-20355, Accession Number 0000892569-05-00309.

Item 28. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life

Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
David R. Carmichael	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Corporate Secretary
James T. Morris	Executive Vice President and Chief Insurance Officer
Brian D. Klemens	Vice President and Treasurer
Edward R. Byrd	Vice President, Controller and Chief Accounting Officer

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 29. Persons Controlled by or Under Common Control with Pacific Life Insurance Company (Pacific Life) or Pacific Select Exec Separate Account.
Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company).
PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

	Jurisdiction of	Percentage of
	Incorporation or	Ownership by its
	Organization	Immediate Parent
Pacific Mutual Holding Company	California
Pacific LifeCorp^	Delaware	98
Pacific Life Insurance Company +	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	California	100
Associated Financial Group, Inc.	California	100
Associated Planners Investment Advisory, Inc.	California	100
Associated Securities Corp.	California	100
M.L. Stern & Co., LLC	Delaware	100
Tower Asset Management, LLC	Delaware	100
Mutual Service Corporation	Michigan	100
Contemporary Financial Solutions, Inc.	Delaware	100
United Planners’ Group, Inc.	Arizona	100
United Planners’ Financial Services of America (1)	Arizona	See (1) below
UPFSA Insurance Agency of Arizona, Inc.	Arizona	100
United Planners Insurance Agency of Massachusetts, Inc.	Massachusetts	100
Waterstone Financial Group, Inc.	Illinois	100
Pacific Select Group, LLC	Delaware	100
Pacific Asset Management LLC	Delaware	100
Carson-Pacific LLC	Delaware	40
Allianz-PacLife Partners LLC (3)	Delaware	See (3) below
Pacific Financial Products Inc.	Delaware	100
Allianz Global Investors of America, Inc. (2)	Delaware	See (2) below
Pacific TriGuard Partners LLC	Delaware	100
Confederation Life and Annuity Company	Georgia	100
Asset Management Finance Corporation	Delaware	50
AMF-ACM Finance LLC	Delaware	100
Pacific Mezzanine Associates L.L.C.	Delaware	67
Pacific Mezzanine Investors L.L.C.	Delaware	100
Grayhawk Golf Holdings LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf LLC	Nevada	100
CW Atlanta LLC	Delaware	100
CityWalk Towers, LLC	Delaware	90
College Savings Bank	New Jersey	100
College Savings Trust	Montana	100
Pacific Asset Funding, LLC	Delaware	100
PL Trading Company, LLC	Delaware	100
Pacific Life Trade Services, Limited	Hong Kong	100
Pacific Life & Annuity Services, Inc.	Colorado	100

	Jurisdiction of	Percentage of
	Incorporation or	Ownership by its
	Organization	Immediate Parent
Aviation Capital Group Holding Corp.	Delaware	95
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition V Corporation	Delaware	100
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition VIII LLC	Delaware	34
ACG Acquisition XIV LLC	Delaware	20
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust (Statutory Trust)	Delaware	100
ACG Acquisition XV LLC	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition Ireland, Limited	Ireland	100
ACG Acquisition Labuan Ltd.	Labuan	100
ACG Acquisition XXI LLC	Delaware	100
ACG Acquisition 40 LLC	Delaware	100
ACG Acquisition 41 LLC	Delaware	100
ACG Trust 2004 -1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG Acquisition 42 LLC	Delaware	100
ACG Acquisition IX LLC	Delaware	33
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II (Statutory Trust)	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition 37-38 LLCs	Delaware	100
ACG Acquisition Ireland II, Limited	Ireland	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition XXX LLC	Delaware	100
ACG Acquisition 31 – 36 and 39 LLCs	Delaware	100
ACGFS LLC	Delaware	100
Boullioun Aviation Services Inc. #	Washington	100
Boullioun Aviation Services (International) Inc.	Washington	100
Boullioun Aircraft Holding Company, Inc.	Washington	100
Boullioun Portfolio Finance III LLC	Nevada	100
V2500 Statutory Trust	Connecticut	100
Boullioun Portfolio Finance IV LLC	Nevada	100
Rainier Aircraft Investment Notes Trust (Statutory Trust)	Delaware	100
Desert Rainier LLC	Nevada	100
Boullioun Aviation Services (Bermuda) Limited	Bermuda	100
Boullioun Aviation Services (Netherlands) BV	Netherlands	100
ACG Funding 2005-1 Holding LLC	Delaware	100
ACG Funding Trust 2005-1 (Statutory Trust)	Delaware	100
BAHC (Bermuda) One Limited	Bermuda	100
Bellevue Aircraft Leasing Limited	Ireland	100
Bellevue Coastal Leasing LLC	Washington	100
Northern Aircraft Leasing AS	Norway	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN V LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100

	Jurisdiction of	Percentage of
	Incorporation or	Ownership by its
	Organization	Immediate Parent
ACG Acquisition 30288 LLC	Delaware	100
ACG Acquisition 30743 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30746 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
30279 Statutory Trust	Connecticut	100
30280 Statutory Trust	Connecticut	100
0168 Statutory Trust	Connecticut	100
0179 Statutory Trust	Connecticut	100
29141 Statutory Trust	Connecticut	100

#	means abbreviated structure

(1)	United Planners Group is the general partner and holds an approximately 45% general partnership interest.

(2)	Allianz-PacLife Partners LLC and Pacific Financial Products, Inc. own the Class E units.

(3)	Pacific Asset Management LLC holds a non-managing membership interest.

^	Pacific Life ESOP owns 2%

+	Pacific Life owns a direct membership interest in Allianz-PacLife Partners LLC

Item 30. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 31. Principal Underwriters

PSD (formerly Pacific Mutual Distributors, Inc.) also acts as principal underwriter for Pacific Select Separate Account of Pacific Life, Pacific Select Variable Annuity Separate Account of Pacific Life, Pacific Corinthian Variable Separate Account of Pacific Life, Separate Account A of Pacific Life, Separate Account B of Pacific Life, Pacific Select Exec Separate Account of PL&A, Separate Account A of PL&A and Pacific Select Fund.

Name	Positions and Offices with Underwriter

Peter S. Deering	Director & SVP, Strategic Growth
John L. Dixon	Director, President
Adrian S. Griggs	Director, VP, Chief Financial Officer
Gerald W. Robinson	Director, Chairman, Chief Executive Officer
Michael A. Bell	SVP
Dewey Bushaw	SVP
Robert C. Hsu	SVP, Chief Information Officer
Edward R. Byrd	VP
Martha A. Gates	VP
Thomas Gibbons	VP, Tax
Michael S. Graham	VP
M. Kathleen Hunter	VP
Brian D. Klemens	VP, Treasurer
Audrey L. Milfs	VP, Secretary
Alyce F. Peterson	VP
Gail L. Cobin	AVP
S. Kendrick Dunn	AVP, Compliance

The principal business address of each of the above individuals is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

Compensation from the Registrant.

(3)
	(2)	Compensation on
(1)	Net Underwriting	Events Occasioning	(4)	(5)
Name of	Discounts and	the Deduction of a	Brokerage	Other
Principal Underwriter	Commissions	Deferred Sales Load	Commissions	Compensation

PSD	N/A	N/A	N/A	N/A

Item 32. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 33. Management Services

     Not applicable

Item 34. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 25 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 6th day of December, 2005.

PACIFIC SELECT EXEC SEPARATE ACCOUNT (Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:

Thomas C. Sutton* Chairman & Chief Executive Officer

By:	/s/ DAVID R. CARMICHAEL

David R. Carmichael
as attorney-in-fact

(Power of attorney is contained as Exhibit 9 in Post-Effective Amendment No. 14 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-20355, Accession No. 0001017062-02-000747, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 25 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 6th day of December, 2005.

PACIFIC LIFE INSURANCE COMPANY
(Registrant)
By:

Thomas C. Sutton* Chairman & Chief Executive Officer

By:	/s/ DAVID R. CARMICHAEL

David R. Carmichael as attorney-in-fact

(Power of attorney is contained as Exhibit 9 in Post-Effective Amendment No. 14 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-14005, Accession No. 0001017062-02-000856, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post Effective Amendment No. 25 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Name	Title	Date

Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	, 2005

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	, 2005

David R. Carmichael*	Director, Senior Vice President and General Counsel	, 2005

Audrey L. Milfs*	Director, Vice President and Corporate Secretary	, 2005

James T. Morris*	Executive Vice President and Chief Insurance Officer	, 2005

Edward Byrd*	Vice President, Controller and Chief Accounting Officer	, 2005

Brian D. Klemens*	Vice President and Treasurer	, 2005

By:	/s/ DAVID R. CARMICHAEL	December 6, 2005

David R. Carmichael
as attorney-in-fact

(Power of attorney is contained as Exhibit 9 in Post-Effective Amendment No. 14 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-14005, Accession No. 0001017062-02-000856, and incorporated by reference herein.)